Consolidated Statement of Equity - CAD CAD in Thousands	Total	Common shares	Preferred shares	Subscription receipts	Additional paid-in capital	Accumulated deficit	Accumulated OCI	Non- controlling interests
Beginning Balance at Dec. 31, 2015	CAD 2,291,864	CAD 1,808,894	CAD 213,805	CAD 110,503	CAD 38,241	CAD (523,116)	CAD 286,737	CAD 356,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	92,374					130,924		(38,550)
Redeemable non-controlling interests not included in equity (note 19)	4,952							4,952
Other comprehensive loss	(38,636)						(31,810)	(6,826)
Dividends declared and distributions to non-controlling interests	(129,622)					(125,696)		(3,926)
Dividends and issuance of shares under dividend reinvestment plan (note 15(a)(iii))	0	33,862				(33,862)
Common shares issued upon conversion of subscription receipts	0	110,503		(110,503)
Common shares issued pursuant to share-based awards (note 15(c))	9,165	18,944			(5,505)	(4,274)
Share-based compensation (note 15(c))	5,916				5,916
Contributions received from non-controlling interests (notes 3(c), 3(g) and 8(b))	12,752							12,752
Non-controlling interest of acquired operating entity	237,156				0		0	237,156
Ending Balance at Dec. 31, 2016	2,485,921	1,972,203	213,805	CAD 0	38,652	(556,024)	254,927	562,358
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	130,846					193,094		(62,248)
Redeemable non-controlling interests not included in equity (note 19)	13,400							13,400
Other comprehensive loss	(253,774)						(198,107)	(55,667)
Dividends declared and distributions to non-controlling interests	(210,494)					(205,439)		(5,055)
Dividends and issuance of shares under dividend reinvestment plan (note 15(a)(iii))	0	47,470				(47,470)
Common shares issued pursuant to public offering, net of costs (note 15(a)(i))	558,083	558,083
Common shares issued upon conversion of convertible debentures (note 14)	1,114,688	1,114,688
Common shares issued pursuant to share-based awards (note 15(c))	12,069	20,593			(6,527)	(1,997)
Share-based compensation (note 15(c))	11,079	0			11,079			0
Contributions received from non-controlling interests (notes 3(c), 3(g) and 8(b))	303,219							303,219
Ending Balance at Dec. 31, 2017	CAD 4,165,037	CAD 3,713,037	CAD 213,805		CAD 43,204	CAD (617,836)	CAD 56,820	CAD 756,007